Allowance for Loan Losses and Credit Quality Disclosures (Acquired Credit Impaired Loans) (Details) - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Impaired [Line Items]
Outstanding balance	$ 11,436	$ 7,344	$ 9,476
Receivables Acquired with Deteriorated Credit Quality [Member]
Financing Receivable, Impaired [Line Items]
Outstanding balance	1,056	1,470	1,964
Carrying amount	$ 716	$ 1,121	$ 1,600